Loans Receivable, Net - Allowance for Loan Losses and Recorded Investment in Loans by Portfolio Segment and Impairment Method (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	$ 630	$ 1,514
Collectively evaluated for impairment	5,070	4,775
Total ending allowance balance	5,700	6,289
Loans individually evaluated for impairment	28,074	37,367
Loans collectively evaluated for impairment	534,420	508,472
Total ending loans balance	562,494	545,839
Commercial Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	180
Collectively evaluated for impairment	443	504
Total ending allowance balance	623	504
Loans individually evaluated for impairment	2,074	2,583
Loans collectively evaluated for impairment	84,669	71,571
Total ending loans balance	86,743	74,154
Land Development/Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	69	663
Collectively evaluated for impairment	1,687	606
Total ending allowance balance	1,756	1,269
Loans individually evaluated for impairment	10,618	10,964
Loans collectively evaluated for impairment	46,713	39,931
Total ending loans balance	57,331	50,895
Commercial Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	272	738
Collectively evaluated for impairment	1,452	1,891
Total ending allowance balance	1,724	2,629
Loans individually evaluated for impairment	11,767	18,508
Loans collectively evaluated for impairment	204,915	200,953
Total ending loans balance	216,682	219,461
Residential Real Estate [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	60	51
Collectively evaluated for impairment	1,179	1,342
Total ending allowance balance	1,239	1,393
Loans individually evaluated for impairment	3,414	5,013
Loans collectively evaluated for impairment	178,000	181,878
Total ending loans balance	181,414	186,891
Consumer Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Individually evaluated for impairment	49	62
Collectively evaluated for impairment	309	432
Total ending allowance balance	358	494
Loans individually evaluated for impairment	201	299
Loans collectively evaluated for impairment	20,123	14,139
Total ending loans balance	$ 20,324	$ 14,438